Note 4 - Vessel, Net	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
4.
Vessels, net

The amounts in the accompanying consolidated balance sheets are as follows:

	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2017	139,378,104	(33,793,471)	105,584,633
Depreciation for the period	-	(2,117,645)	(2,117,645)
Vessel acquisition	4,473,448		4,473,448
Vessel sale	(1,807,199)		(1,807,199)
Delivery of new building vessel	17,749,847	-	17,749,847
Balance, March 31, 2017	159,794,200	(35,911,116)	123,883,084

On
January 31, 2017,
the Company sold M/V RT Dagr,
one
of the Company's containership vessels it had acquired in
2016,
for a net price of
$2.44
million. After sales commissions of
4%,
which includes the
1%
payable to Eurochart, and other sale expenses, the Company realized a gain of
$516,651.

All vessels as of
March 31, 2017
are used as collateral under the Company’s loan agreements (see Note
6
). In
May 2017,
vessel M/V Joanna became unencumbered as its debt was repaid and the vessel was released from its mortgage and guarantee (see Notes
6
and
12
).